Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2013	2012
Accrued expenses
Accrued expenses bonus payments	$137,660	$279,708
Accrued expenses severance payments	319,031	—
Payroll related accruals	90,549	110,822
Other accrued expenses	12,389	20,959

Total amount of accrued expenses	559,629	411,489

Accrued expenses, non-current
Reserve for litigation TUM	373,059	358,121
Accrued expenses Restoration	6,883	6,607
Total amount of accrued expenses non-current	379,942	364,728

Total amount of accrued expenses	$939,571	$776,218